Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property And Equipment, Net [Abstract]
Depreciation expense	$ 246,365	$ 255,203
Income from disposal of fixed assets		$ 115